EQUITY METHOD INVESTMENT (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020	Oct. 02, 2021	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Aug. 06, 2020
Schedule of Equity Method Investments [Line Items]
Consideration paid						$ 25,384,000
Proceeds from the sale of equity method investment				$ 6,796,000
Gain on sale of equity method investment				3,856,000
Equity method investment		$ 25,384,000	$ 21,997,000	21,997,000		25,384,000
Distributions received from equity method investment				1,808,000
Return of equity method investment				400,000
Interest in net earnings				$ 1,808,000
Premier Pools & Spas
Schedule of Equity Method Investments [Line Items]
Ownership percentage	28.00%		20.10%	20.10%
Consideration paid	$ 25,400,000
Proceeds from the sale of equity method investment			$ 6,800,000
Gain on sale of equity method investment			3,900,000
Term of the supply agreement	10 years	3 months		10 years
Period defined in agreement for calculating percentage of rebates	3 years			3 years
Equity method investment			$ 22,000,000.0	$ 22,000,000.0
Distributions received from equity method investment				2,200,000		$ 25,400,000
Interest in net earnings				1,800,000	$ 0
Basis difference adjustment				$ 200,000
Premier Pools & Spas | Premier Group Holdings Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage							29.80%